Note Stockholders' equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended					12 Months Ended
	Feb. 28, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 23, 2019
Stockholders Equity Note
Puerto Rico Laws Restrictions On Banks Net Income							a minimum of 10% of BPPR’s net income
Equity Restrictions			$ 599,000			$ 513,000	$ 599,000	$ 540,000	$ 513,000
Transfers To Statutory Reserve							$ 0	$ 0	$ 0
Common Stock, Dividends, Per Share, Cash Paid							$ 1	$ 1	$ 0.6
Dividends, Common Stock, Cash							$ 101,293	$ 102,136	$ 62,234
Dividends Payable			25,100			$ 15,600	$ 25,100	25,500	15,600
Dividend payable, to be paid date							Jan. 02, 2019
Dividends payable, record date							Dec. 05, 2018
Initial shares received as part of an accelerated share repurchase program				2,000,000
Common stock purchases							$ 127,465	77,420	2,202
Accelerated share repurchases settlement receipt			$ 125,000				125,000
Preferred stock, cash dividend							$ 3,723	$ 3,723	3,723
Preferred stock, shares outstanding			2,006,391				2,006,391	2,006,391
Common stock shares outstanding			99,942,845				99,942,845	102,068,981
Common Shares Repurchased Accelerated Share Repurchase Agreements			438,180
Accelerated share repurchases price paid per share			$ 51.27
Preferred stock, shares authorized			30,000,000				30,000,000	30,000,000
Dividends Declared per Common Share			$ 0.25		$ 0.25	$ 0.15
Treasury Stock
Stockholders Equity Note
Common stock purchases							$ 127,379	$ 81,938	2,202
Surplus
Stockholders Equity Note
Transfers To Statutory Reserve							58,340	27,135	18,384
Common stock purchases							$ 86	(4,518)
Subsequent event
Stockholders Equity Note
Stock Repurchase Program Authorized Amount										$ 250,000
Dividend payable, to be paid date	Apr. 01, 2019
Dividends payable, record date	Mar. 08, 2019
Dividends Declared per Common Share	$ 0.3	$ 0.3
Accelerate Share Repurchase [Member]
Stockholders Equity Note
Stock Repurchase Program Authorized Amount					$ 75,000
Accelerated Share Repurchase Program Adjustment					4,500
Common stock purchases					$ 79,500
Stock Repurchased During Period Shares					1,847,372
Accelerate Share Repurchase [Member] | Subsequent event
Stockholders Equity Note
Stock Repurchase Program Authorized Amount	$ 250,000
Accelerate Share Repurchase [Member] | Subsequent event | Treasury Stock
Stockholders Equity Note
Common stock purchases	200,000
Accelerate Share Repurchase [Member] | Subsequent event | Surplus
Stockholders Equity Note
Common stock purchases	$ 50,000
Series A Preferred Stock
Stockholders Equity Note
Preferred Stock, Redemption Price Per Share			25				$ 25
Preferred Stock, Liquidation Preference Per Share			$ 25				25
Preferred Stock, Dividends, Per Share, Cash Paid							$ 0.1328125
Preferred Stock, Dividend Rate, Percentage							6.375%
Preferred stock, cash dividend							$ 1,400	1,400	1,400
Dividend preferred stock cash paid			$ 1,400			$ 1,400	$ 1,400	$ 1,400	$ 1,400
Preferred stock, shares outstanding			885,726			885,726	885,726	885,726	885,726
Series B Preferred Stock
Stockholders Equity Note
Preferred Stock, Redemption Price Per Share			$ 25				$ 25
Preferred Stock, Liquidation Preference Per Share			$ 25				25
Preferred Stock, Dividends, Per Share, Cash Paid							$ 0.171875
Preferred Stock, Dividend Rate, Percentage							8.25%
Preferred stock, cash dividend							$ 2,300	$ 2,300	$ 2,300
Dividend preferred stock cash paid			$ 2,300			$ 2,300	$ 2,300	$ 2,300	$ 2,300
Preferred stock, shares outstanding			1,120,665			1,120,665	1,120,665	1,120,665	1,120,665